Taxation - Movement in deferred tax assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities
Balance at 1 January	€ 481,477	€ 406,892	€ 340,803
Movements during the year	15,138	(17,754)	(43,138)
Business combination	(361,051)	(16,400)	(47,988)
Translation differences	(32,510)	(40,431)	25,037
Balance at 31 December	€ 859,900	€ 481,477	€ 406,892